Amounts Due to Related Parties (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Amounts due to related parties	$ 2,195,904	$ 1,848,189
Sina.com | Charles Cao
Related Party Transaction [Line Items]
Amounts due to related parties		1,811,950
China Vanke Co., Ltd. | Daqing Qi
Related Party Transaction [Line Items]
Amounts due to related parties	25,617	28,689
Arcom | David Zhang
Related Party Transaction [Line Items]
Amounts due to related parties		7,550
Fosun International Limited | Major Shareholder
Related Party Transaction [Line Items]
Amounts due to related parties	1,313,482
Bona Film Group Ltd. | Daqing Qi
Related Party Transaction [Line Items]
Amounts due to related parties	755,712
Redbaby . com | Jason Nanchun Jiang
Related Party Transaction [Line Items]
Amounts due to related parties	55,659
Juewei Foods, Inc. | Jason Nanchun Jiang
Related Party Transaction [Line Items]
Amounts due to related parties	$ 45,434